Segment Reporting - Additional Information (Details)	12 Months Ended
Dec. 31, 2017 vessel segment MaintenanceAndSafety
Segment Reporting Information [Line Items]
Number of reportable segments | segment	6
Number of chartered conventional tankers | vessel	2
UMS Segment
Segment Reporting Information [Line Items]
Number of units for maintenance and safety | MaintenanceAndSafety	1